Purchases and other expenses - External purchases components - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Purchases and other expenses
Commercial, equipments expenses and content rights	€ (3,838)	€ (3,681)
o/w costs of terminals and other equipment sold	(2,205)	(2,039)
o/w advertising, promotional, sponsoring and rebranding costs	(386)	(398)
Service fees and inter-operator costs	(1,949)	(2,104)
o/w interconnexion costs	(1,138)	(1,346)
Other network expenses, IT expenses	(1,944)	(1,784)
Other external purchases	(1,616)	(1,481)
o/w building cost for resale	(559)	(572)
o/w overhead	(631)	(566)
Total external purchases	€ (9,347)	€ (9,050)